Schedule of Investments - September 30, 2021
Hotchkis & Wiley Global Value Fund (Unaudited)

Country Breakdown* (% of net assets)
United States	55.78%
United Kingdom	11.83%
France	7.08%
Netherlands	6.05%
Canada	4.78%
Switzerland	2.95%
Japan	2.08%
Puerto Rico	1.43%
Germany	1.34%
Mexico	1.13%
Italy	1.08%
Australia	1.00%
Sweden	0.73%
Short-term securities and other assets in excess of liabilities	2.74%
* Based on country of risk.

		Shares
COMMON STOCKS - 97.15%		Held	Value
COMMUNICATION SERVICES - 7.33%
Interactive Media & Services - 2.86%
Alphabet, Inc. (a)		390	$1,042,673

Media - 2.92%
Discovery, Inc. (a)		26,950	654,077
News Corp.		17,600	414,128
			1,068,205
Wireless Telecommunication Services - 1.55%
Vodafone Group PLC - ADR		36,572	565,037
TOTAL COMMUNICATION SERVICES			2,675,915

CONSUMER DISCRETIONARY - 7.84%
Auto Components - 1.82%
Magna International, Inc.		8,811	662,940

Automobiles - 2.20%
General Motors Company (a)		15,245	803,564

Hotels, Restaurants & Leisure - 3.82%
Accor SA (a) (v)		21,000	748,799
Booking Holdings, Inc. (a)		140	332,342
Compass Group PLC (a) (v)		15,400	314,948
			1,396,089
TOTAL CONSUMER DISCRETIONARY			2,862,593

CONSUMER STAPLES - 4.85%
Beverages - 2.38%
Heineken Holding NV (v)		9,987	869,624

Food Products - 1.13%
Gruma SAB de CV		35,900	410,350

Household Products - 1.34%
Henkel AG & Company KGaA (v)		5,700	490,342
TOTAL CONSUMER STAPLES			1,770,316

ENERGY - 7.38%
Energy Equipment & Services - 1.48%
NOV, Inc. (a)		41,169	539,726

Oil, Gas & Consumable Fuels - 5.90%
Cenovus Energy, Inc.		27,700	279,274
Hess Corp.		6,000	468,660
Royal Dutch Shell PLC - ADR		6,900	307,533
Suncor Energy, Inc.		38,700	802,354
TotalEnergies SE (v)		6,238	298,163
			2,155,984
TOTAL ENERGY			2,695,710

FINANCIALS - 28.68%
Banks - 15.74%
ABN AMRO Bank NV (r) (v)		26,600	383,767
BNP Paribas SA (v)		8,256	528,223
Citigroup, Inc.		21,204	1,488,097
ING Groep NV (v)		44,456	646,322
Popular, Inc.		6,700	520,389
Societe Generale SA (v)		11,893	372,426
UniCredit SpA (v)		29,900	395,686
Wells Fargo & Company		30,430	1,412,256
			5,747,166
Capital Markets - 4.01%
Credit Suisse Group AG (v)		105,164	1,038,627
The Goldman Sachs Group, Inc.		1,124	424,906
			1,463,533
Diversified Financial Services - 2.02%
Berkshire Hathaway, Inc. (a)		2,700	736,938

Insurance - 6.91%
American International Group, Inc.		32,069	1,760,267
Tokio Marine Holdings, Inc. (v)		14,200	761,191
			2,521,458
TOTAL FINANCIALS			10,469,095

HEALTH CARE - 7.68%
Health Care Equipment & Supplies - 0.96%
Medtronic PLC		2,800	350,980

Health Care Providers & Services - 5.81%
Anthem, Inc.		3,615	1,347,672
CVS Health Corp.		9,100	772,226
			2,119,898
Pharmaceuticals - 0.91%
GlaxoSmithKline PLC - ADR		8,719	333,153
TOTAL HEALTH CARE			2,804,031

INDUSTRIALS - 18.94%
Aerospace & Defense - 6.13%
Airbus SE (a) (v)		4,800	636,362
Babcock International Group PLC (a) (v)		111,200	554,397
BAE Systems PLC (v)		138,459	1,048,697
			2,239,456
Air Freight & Logistics - 2.07%
Royal Mail PLC (v)		133,487	754,911

Airlines - 1.00%
Qantas Airways Ltd. (a) (v)		90,200	363,778

Industrial Conglomerates - 4.27%
General Electric Company		15,134	1,559,256

Machinery - 3.98%
CNH Industrial NV		45,082	748,812
Cummins, Inc.		3,129	702,648
			1,451,460
Road & Rail - 1.49%
AMERCO		842	543,957
TOTAL INDUSTRIALS			6,912,818

INFORMATION TECHNOLOGY - 14.05%
Communications Equipment - 4.59%
F5 Networks, Inc. (a)		7,100	1,411,338
Telefonaktiebolaget LM Ericsson - ADR		23,772	266,246
			1,677,584
Electronic Equipment, Instruments & Components - 1.56%
Corning, Inc.		8,473	309,180
TE Connectivity Ltd.		1,900	260,718
			569,898
IT Services - 3.00%
Euronet Worldwide, Inc. (a)		8,600	1,094,608

Software - 3.78%
Microsoft Corp.		3,013	849,425
Oracle Corp.		6,075	529,314
			1,378,739
Technology Hardware, Storage & Peripherals - 1.12%
Hewlett Packard Enterprise Company		28,587	407,365
TOTAL INFORMATION TECHNOLOGY			5,128,194

REAL ESTATE - 0.40%
Equity Real Estate Investment Trusts - 0.40%
Seritage Growth Properties (a)		9,943	147,455
TOTAL REAL ESTATE			147,455

Total common stocks (Cost $28,780,201)			35,466,127

CONVERTIBLE BONDS - 0.11%
FINANCIALS - 0.11%
Capital Markets - 0.11%		Principal
Credit Suisse Group Guernsey VII Ltd.		Amount
3.000%, 11/12/2021 (r)		$33,000	38,154
TOTAL FINANCIALS			38,154
Total convertible bonds (Cost $37,816)			38,154
Total long-term investments (Cost $28,818,017)			35,504,281

SHORT-TERM INVESTMENTS - 2.41%
Time Deposits - 2.41%
Skandinaviska Enskilda Banken, 0.01%, 10/01/2021*		880,929	880,929
Total short-term investments (Cost $880,929)			880,929

Total investments - 99.67% (Cost $29,698,946)			36,385,210

Other assets in excess of liabilities - 0.33%			120,978

Net assets - 100.00%			$36,506,188

(a) - Non-income producing security.
(r)
- Rule 144A security under the Securities Act of 1933.  Purchased in a private placement transaction; resale to the public may require registration or be limited to qualified institutional buyers.  The total market value of these securities was $421,921, which represented 1.16% of net assets.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model.  The total market value of these securities was $10,206,263, which represented 27.96% of net assets.  See Security Valuation below.

ADR		- American Depositary Receipt
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 24 industry groups, 69 industries and 158 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Portfolio securities that are listed on a U.S. stock exchange or The Nasdaq Stock Market (“NSM”) (including the Nasdaq National Market and the Nasdaq Small Cap Market) are valued at the last reported sale price (or official closing price) on that day as of the close of the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or NSM. Unlisted equity securities that are not included in NSM are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Fixed-income securities are generally valued on the basis of prices obtained from an approved independent pricing service but may also be valued based on reported transactions on FINRA’s Trade Reporting and Compliance Engine (TRACE) or quotations provided by a broker-dealer. The pricing services may provide a price determined by a matrix pricing method or other analytical pricing models. Investments quoted in foreign currency are valued daily in U.S. dollars on the basis of the foreign currency exchange rate prevailing at the time of valuation. Securities and other assets for which market quotations are not readily available are valued at their fair value as determined by Hotchkis & Wiley Capital Management, LLC (the “Advisor”) under guidelines established by and under the general supervision and responsibility of the Trust’s Board of Trustees (the “Board”). The Board has approved the use of a third-party vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign securities traded in markets that close prior to the New York Stock Exchange.  When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2021:

Level 1 --- Quoted prices in an active market:
Common Stocks	$25,259,864
Time Deposits	880,929
Level 2 --- Other significant observable market inputs:
Common Stocks:
Consumer Discretionary	1,063,747
Consumer Staples	1,359,966
Energy	298,163
Financials	4,126,242
Industrials	3,358,145
Convertible Bonds	38,154
Level 3 --- Significant unobservable inputs	-
Total Investments	$36,385,210

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.